Commitments and Contingencies - Lease Commitments (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Operating Leases Future Minimum Payments Due [Line Items]
Rental expense incurred	$ 31	$ 32	$ 37
Real Estate [Member]
Operating Leases Future Minimum Payments Due [Line Items]
2020	37
2021	29
2022	27
2023	28
2024	23
Thereafter	57
Total	$ 201